Shareholder Report, Holdings (Details)	Dec. 31, 2025
Alabama Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Alabama Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.73%
Alabama Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Alabama Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Alabama Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.34%
Alabama Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Alabama Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%
Alabama Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Alabama Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.31%
Alabama Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Alabama Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.08%
Alabama Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.27%
Alabama Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.27%
Kentucky Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.57%
Kentucky Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.25%
Kentucky Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.11%
Kentucky Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
Kentucky Tax-Free Income Series | Ad Valorem Property [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
Kentucky Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Kentucky Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Kentucky Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
Kentucky Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Kentucky Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Kentucky Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.68%
Kentucky Tax-Free Income Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Kentucky Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.45%
Kentucky Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.96%
Kentucky Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Kentucky Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
Mississippi Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Mississippi Tax-Free Income Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
Mississippi Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Mississippi Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.14%
Mississippi Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Mississippi Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.36%
Mississippi Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.16%
Mississippi Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.28%
Mississippi Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
North Carolina Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
North Carolina Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.57%
North Carolina Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.73%
North Carolina Tax-Free Income Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
North Carolina Tax-Free Income Series | Lease Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
North Carolina Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
North Carolina Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.28%
North Carolina Tax-Free Income Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
North Carolina Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.51%
North Carolina Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.34%
North Carolina Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
North Carolina Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.26%
North Carolina Tax-Free Income Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
North Carolina Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.34%
North Carolina Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.85%
North Carolina Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.43%
North Carolina Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.66%
Tennessee Tax-Free Income Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.98%
Tennessee Tax-Free Income Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.30%
Tennessee Tax-Free Income Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.72%
Tennessee Tax-Free Income Series | Refunding [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.36%
Tennessee Tax-Free Income Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%
Tennessee Tax-Free Income Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Tennessee Tax-Free Income Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
Tennessee Tax-Free Income Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Tennessee Tax-Free Income Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.75%
Tennessee Tax-Free Income Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Tennessee Tax-Free Income Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Tennessee Tax-Free Income Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.48%
Tennessee Tax-Free Income Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
Intermediate Government Bond Series | Aa1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Intermediate Government Bond Series | Federal National Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%
Intermediate Government Bond Series | Federal Home Loan Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Intermediate Government Bond Series | Federal Farm Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
Intermediate Government Bond Series | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.96%
Intermediate Government Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Taxable Municipal Bond Series | Aaa/AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Taxable Municipal Bond Series | Aa/AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.69%
Taxable Municipal Bond Series | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
Taxable Municipal Bond Series | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Taxable Municipal Bond Series | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Taxable Municipal Bond Series | Prerefunded [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.75%
Taxable Municipal Bond Series | Airport Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Taxable Municipal Bond Series | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.81%
Taxable Municipal Bond Series | Hospital And Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%
Taxable Municipal Bond Series | School Improvement [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Taxable Municipal Bond Series | Marina/Port Authority Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Taxable Municipal Bond Series | Turnpikes/Toll Road/Highway Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Taxable Municipal Bond Series | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.15%
Taxable Municipal Bond Series | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Taxable Municipal Bond Series | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.88%
Taxable Municipal Bond Series | State and Local Mortgage/Housing Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.79%